OTHER OPERATING EXPENSE, NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER OPERATING EXPENSE, NET
Government grant (i)	¥ 8,775	¥ 6,933	¥ 7,677
Ineffective portion of change in fair value of cash flow hedges	3,052	(222)	(1,978)
Net realized and unrealized gain/(loss) on derivative financial instruments not qualified as hedging	(1,252)	(4,384)	191
Impairment losses on long-lived assets (ii)	(14,560)	(345)	(6,286)
(Loss)/gain on disposal of property, plant, equipment and other	398	(1,829)	(1,501)
Fines, penalties and compensations	(43)	(173)	(278)
Donations	(301)	(210)	(181)
Others	(1,781)	(116)	(2,901)
Other operating expenses, total	¥ (5,712)	¥ (346)	¥ (5,257)